Goodwill (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill

The following reflects the changes in the carrying amount of goodwill during the six months ended December 31, 2015:

Product Group	As of June 30, 2015	Fiscal 2016 Acquisitions	Adjustments to Fiscal 2015 Acquisitions	Foreign Currency Translation and Other	As of December 31, 2015
	(in millions)
Dark Fiber	$299.1	$5.3	$—	$(5.8)	$298.6
Waves	265.6	2.3	—	(3.1)	264.8
Sonet	50.3	1.5	—	—	51.8
Ethernet	104.2	1.3	—	(0.1)	105.4
IP	86.3	0.2	—	(0.2)	86.3
MIG	73.4	—	0.3	—	73.7
zColo	273.2	1.5	(5.1)	(0.2)	269.4
Cloud	57.0	—	—	(0.1)	56.9
Other	15.3	—	—	—	15.3
Total	$1,224.4	$12.1	$(4.8)	$(9.5)	$1,222.2

During the six months ended December 31, 2015, the Company recorded adjustments to its provisional accounting estimates primarily associated with deferred tax asset balances acquired from the IdeaTek and Latisys acquisitions, which resulted in a $4.8 million reduction to goodwill

The following reflects the changes in the carrying amount of goodwill during Fiscal 2015 (in millions):

Product Group	As of July 1, 2014	Fiscal 2015 Acquisitions	Foreign Currency Translation and Other	As of June 30, 2015
Dark Fiber	$293.3	$16.0	$(10.2)	$299.1
Waves	269.0	1.4	(4.8)	265.6
Sonet	50.3	—	—	50.3
Ethernet	96.7	8.2	(0.7)	104.2
IP	80.5	6.8	(1.0)	86.3
MIG	43.7	29.8	(0.1)	73.4
zColo	18.6	256.0	(1.4)	273.2
Cloud	—	57.2	(0.2)	57.0
Other	14.6	0.9	(0.2)	15.3
Total	$866.7	$376.3	$(18.6)	$1,224.4

The following reflects the changes in the carrying amount of goodwill during Fiscal 2014 (in millions):

Product Group	As of July 1, 2013	Fiscal 2014 Acquisitions	Foreign Currency Translation and Other	As of June 30, 2014
Dark Fiber	$193.3	$97.4	$2.6	$293.3
Waves	215.9	49.6	3.5	269.0
Sonet	50.3	—	—	50.3
Ethernet	91.7	4.9	0.1	96.7
IP	80.1	0.2	0.2	80.5
MIG	38.3	5.4	—	43.7
zColo	11.9	6.4	0.3	18.6
Other	7.3	—	7.3	14.6
Total	$688.8	$163.9	$14.0	$866.7